COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of total purchase commitments	Total purchase commitments as of December 31, 2016 were as follows (dollars in millions):

Year ending December 31,
2017	$582
2018	438
2019	49
2020	14
2021	12
Thereafter	39

Schedule of future minimum lease payments under operating leases

Future minimum lease payments under noncancelable operating leases as of December 31, 2016 were as follows (dollars in millions):

Year ending December 31,
2017	$8
2018	7
2019	3
2020	2
2021	2
Thereafter	2
Total	$24